Significant events for the year ended December 31, 2024 and the six-month period ended June 30, 2025 and subsequent events - For the year ended 2024 (Details)
€ / shares in Units, € in Thousands, $ in Thousands
					1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended		8 Months Ended	27 Months Ended	31 Months Ended	139 Months Ended
	Jun. 21, 2025 EUR (€)	Nov. 19, 2024 USD ($)	Jul. 11, 2024 shares	Mar. 28, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Mar. 31, 2024 shares	Jun. 30, 2025 EUR (€) € / shares	Jun. 30, 2024 EUR (€)	May 31, 2025 plan	Jun. 30, 2025 EUR (€) € / shares	Jun. 30, 2024 EUR (€)	Sep. 30, 2024 shares plan	Nov. 30, 2019 EUR (€)	Jun. 30, 2016 EUR (€)	Jun. 30, 2025 EUR (€) € / shares	Nov. 19, 2024 shares € / shares	Aug. 20, 2023 EUR (€) € / shares	Dec. 16, 2013 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of free shares plans issued | plan									6			7
Proceeds from borrowings															€ 175,000
Par value per share (in euro per share) | € / shares							€ 0.01			€ 0.01					€ 0.01	€ 0.01
Subsidies							€ 0	€ 4,096		€ 0	€ 4,121
Number of ADS per Ordinary Shares | shares																1
At-The-Market (ATM) Program
Disclosure of detailed information about borrowings [line items]
Expected proceeds from share issuance | $		$ 150,000
Expected proceeds from share issuance, shelf registration | $		$ 350,000
RNP-VIR conditional advance
Disclosure of detailed information about borrowings [line items]
Maximum drawdown capacity					€ 6,300			6,300			6,300
Proceeds from conditional advances													€ 4,032
Proceeds from government grants													€ 1,123
Repayment of excess conditional advances claimed					€ 1,241
Percentage of conditional advances waived					60.00%
Conditional advances Bpifrance					€ 2,945			2,945			2,945
Subsidies					1,872
CARENA conditional advance
Disclosure of detailed information about borrowings [line items]
Maximum drawdown capacity																		€ 3,840
Proceeds from conditional advances					€ 1,068									€ 2,187
Percentage of conditional advances waived					60.00%
Conditional advances Bpifrance					€ 3,255			€ 3,255			€ 3,255
Subsidies					€ 2,251
Kreos & Claret financing, tranche B
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings				€ 25,000
Kreos & Claret financing, tranche C
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	€ 25,000
Kreos & Claret Financing, Tranche B and C
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity																	€ 25,000
Par value per share (in euro per share) | € / shares																	€ 1.00
AGA-2024
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares) | shares												1,946,125
AGA-2024 | Tranche 1
Disclosure of detailed information about borrowings [line items]
Vesting percentage												50.00%
Vesting period												2 years
AGA-2024 | Tranche 2
Disclosure of detailed information about borrowings [line items]
Vesting percentage												25.00%
Vesting period												3 years
AGA-2024 | Tranche 3
Disclosure of detailed information about borrowings [line items]
Vesting percentage												25.00%
Vesting period												4 years
AGA-2024-6
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares) | shares			20,000
BSA-2024-1
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares) | shares						77,820
Vesting percentage						25.00%
Vesting period						4 years